EARNINGS PER SHARE (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			12 Months Ended
	Nov. 17, 2015 € / shares	May. 10, 2014 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 EUR (€) € / shares shares		Dec. 31, 2013 EUR (€) € / shares shares		Dec. 09, 2015 EUR (€)
Earning Per Share [Line Items]
Net income / (loss) from continuing operations attributable to NBG shareholders			€ (3,340)		€ (2,639)	[1]	€ (577)	[1]
Gain On Redemption Of Preference Shares			1,067		0	[1]	0	[1]
Net income / (loss) from continuing operations attributable to ordinary shareholders			(2,273)		(2,639)	[1]	(577)	[1]
Net income / (loss) from disontinued operations attributable to NBG shareholders			(5,124)		162	[1]	614	[1]
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders			€ (7,397)		€ (2,477)	[1]	€ 37	[1]
Weighted average ordinary shares outstanding for basic earnings per share | shares			786,381,893	786,381,893	208,228,138	[1]	92,460,180	[1]
Basic and diluted earnings / (losses) per share from continuing operations | (per share)			€ (2.89)	$ (3.31)	€ (12.67)	[1]	€ (6.24)	[1]
Basic and diluted earnings / (losses) per share from continuing and discontinuing operations | (per share)			€ (9.41)	$ (10.77)	€ (11.90)	[1]	€ 0.40	[1]
NET INCOME			€ (8,464)	$ (9,686)	€ (2,477)		€ 37
Earning Per Share Textual Details [Abstract]
Amount of share capital increase		€ 2,500
Par value of ordinary shares distributed | € / shares	€ 0.30	€ 0.30	€ 0.3		€ 0.3
Subscription price per share | € / shares	€ 4.50	€ 2.20
Stock split convertion rate	15
Amount of Contingently Convertible securities issued by the Bank in the name of HFSF									€ 2,029

[1]	(1) The restatement reflects the reverse split if 1 new share for 15 existing shares in 2015